Nature of Business and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		10 Months Ended
	Feb. 01, 2019	Apr. 06, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021
Obligation with Joint and Several Liability Arrangement [Line Items]
Stockholders' Equity, Reverse Stock Split	Effective February 1, 2019, the Company completed a 20 to 1 reverse split of its Common Stock, reducing the issued and outstanding shares of Common Stock from 1,713,046,242 to 85,652,400 (the “First Reverse Stock Split”).	Effective April 6, 2020, the Company completed another 20 to 1 reverse split of its Common Stock, reducing the issued and outstanding shares of Common Stock from 1,193,501,925 to 59,675,417 (the “Second Reverse Stock Split”).
Proceeds notes pay			$ 1,918,500	$ 155,007
Promissory Notes [Member] | R B Capital [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
debt stated rate			500.00%		500.00%
Proceeds notes pay					$ 2,554,000